Initial Public Offering (Details) - $ / shares			6 Months Ended
	Jan. 14, 2022	Dec. 20, 2021	Jun. 30, 2024
IPO [Member]
Initial Public Offering [Line Items]
Number of units		22,000,000
Purchase price (in Dollars per share)		$ 10
Purchase price per unit (in Dollars per share)		$ 10
Common stock description			Each Unit consists of one share of Class A common stock and one-half of one redeemable warrant (the “Public Warrants”).
IPO [Member] | Warrant [Member]
Initial Public Offering [Line Items]
Number of warrants in a unit		1
IPO [Member] | Class A Common Stock [Member]
Initial Public Offering [Line Items]
Purchase price (in Dollars per share)		$ 10
Number of shares in a unit (in Dollars per share)		$ 1
Over-Allotment Option [Member]
Initial Public Offering [Line Items]
Number of units	2,869,342		2,869,342
Purchase price (in Dollars per share)	$ 10		$ 10